Discontinued Operations - Schedule of Reconciliation of Major Line Items Constituting Pretax Profit (Loss) of Discontinued Operations to After Tax Profit (Loss) of Discontinued Operations (Detail) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Oil & natural gas sales		$ 374,042	$ 409,070	$ 219,552
Other revenues			12
Costs and expenses:
Lease operating		24,903	17,570	17,207
Gathering, processing, and transportation		72,554	45,956	17,666
Exploration		8,969	13,853	1,034
Taxes other than income		14,896	12,610	8,699
Impairment of proved oil and natural gas properties		0	24,576	2,528
Accretion of asset retirement obligations		417	533	593
(Gain) loss on commodity derivative instruments		(281,249)	(257,734)	(3,161)
(Gain) loss on sale of properties		(47)	3,057	(82,773)
Other, net			(1)	2
Total costs and expenses		136,018	971,156	103,109
Other income (expense):
Interest expense, net		(39,396)	(50,283)	(24,948)
Other, net		(1,022)	320	143
Total other income (expense)		(40,418)	(87,211)	(24,805)
MEMP GP, Beta Operating Company, LLC and MEMP Services LLC | Discontinued Operations [Member]
Revenues:
Oil & natural gas sales		355,422	561,677	391,440
Other revenues		2,725	4,366	3,075
Total revenues		358,147	566,043	394,515
Costs and expenses:
Lease operating		168,199	143,733	94,591
Gathering, processing, and transportation		34,939	31,892	25,055
Exploration		2,317	2,750	1,322
Taxes other than income		25,828	33,141	18,447
Depreciation, depletion, and amortization		195,814	185,955	113,814
Impairment of proved oil and natural gas properties		616,784	407,540	4,072
General and administrative	[1]	56,671	49,124	54,947
Accretion of asset retirement obligations		7,125	5,773	4,988
(Gain) loss on commodity derivative instruments		(462,890)	(492,254)	(26,133)
(Gain) loss on sale of properties		(2,998)		(2,848)
Other, net		(665)	(11)	647
Total costs and expenses		641,124	367,643	288,902
Operating income (loss)		(282,977)	198,400	105,613
Other income (expense):
Interest expense, net		(114,732)	(83,550)	(44,302)
Other, net		43	(657)	2
Total other income (expense)		(114,689)	(84,207)	(44,300)
Pretax profit (loss) of discontinued operations		(397,666)	114,193	61,313
Income tax benefit (expense)		2,175	1,421	(308)
Net income (loss) from discontinued operations		$ (395,491)	$ 115,614	$ 61,005

[1]	Includes $32.3 million, $24.4 million and $9.4 million for the years ended December 31, 2015, 2014 and 2013 that was allocated to discontinued operations under an omnibus agreement. This omnibus agreement terminated on June 1, 2016. We entered into a transition services agreement with MEMP to manage post-closing separation costs and activities.